Offerings - Offering: 1	Feb. 26, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 76,874,983.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,616.44
Offering Note	(1) Calculated as the aggregate maximum purchase price for Class I common shares of beneficial interest, par value $0.01 per share, of KKR FS Income Trust ("Shares"), based upon the net asset value per Share as of January 31, 2026 of $29.66. This amount is based upon the offer to purchase up to 2,591,874 Shares. (2) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2026. (3) An aggregate fee of $2,887.77 was paid with the filing of the Schedule TO-I by KKR FS Income Trust on September 3, 2024 (the "September 2024 TO-I"). The final transaction fee due pursuant to the final amendment to the September 2024 TO-I filed on October 3, 2024 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $2,887.77 filing fee paid in connection with the September 2024 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I. An aggregate fee of $1,837.91 was paid with the filing of the Schedule TO-I by KKR FS Income Trust on December 2, 2024 (the "December 2024 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the December 2024 Schedule TO-I filed on January 6, 2025 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $1,837.91 filing fee paid in connection with the December 2024 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I. An aggregate fee of $1,634.81 was paid with the filing of the Schedule TO-I by KKR FS Income Trust on March 3, 2025 (the "March 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the March 2025 Schedule TO-I filed on April 28, 2025 was $83.79, as $547,245.58 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $1,551.02 portion of the filing fee paid in connection with the March 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I. An aggregate fee of $1,372.83 was paid with the filing of the Schedule TO-I by KKR FS Income Trust on September 2, 2025 (the "September 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the September 2025 Schedule TO-I filed October 27, 2025 was $1,007.44 as $6,580,284.10 of shares were tendered. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $365.39 of the filing fee paid in connection with the September 2025 Schedule TO-I was used to offset the remaining filing fee due in connection with the filing of the Schedule TO-I by KKR FS Income Trust on December 1, 2025 (the "December 2025 Schedule TO-I"). More specifically, $176.35 from the filing fee paid in connection with the September 2025 Schedule TO-I was used to offset the final transaction fee due from the December 2025 Schedule TO-I filing, and the remaining $189.04 from the September 2025 Schedule TO-I remains available to offset future filings. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $189.04 portion of the filing fee paid in connection with the September 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.